Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended																																																												3 Months Ended
	Sep. 30, 2025	Jul. 31, 2025	May 31, 2025	Mar. 31, 2025	Jan. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	Jul. 31, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2023	May 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Nov. 30, 2022	Sep. 30, 2022	Jul. 31, 2022	May 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Sep. 30, 2021	Jul. 31, 2021	May 31, 2021	Mar. 31, 2021	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2020	Jul. 31, 2020	May 31, 2020	Mar. 31, 2020	Jan. 31, 2020	Nov. 30, 2019	Sep. 30, 2019	Jul. 31, 2019	May 31, 2019	Mar. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Sep. 30, 2018	Jul. 31, 2018	May 31, 2018	Mar. 31, 2018	Jan. 31, 2018	Nov. 30, 2017	Sep. 30, 2017	Jul. 31, 2017	May 31, 2017	Mar. 31, 2017	Jan. 31, 2017	Nov. 30, 2016	Sep. 30, 2016	Jul. 31, 2016	May 31, 2016	Mar. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Longboard Fund [Member]
Account Value [Line Items]
Accumulated Value																																																													$ 18,360.00	$ 17,725.00	$ 17,615.00	$ 17,994.00	$ 17,908.00	$ 16,797.00	$ 17,200.00	$ 15,697.00	$ 14,561.00	$ 15,036.00	$ 14,585.00	$ 14,906.00	$ 14,357.00	$ 14,862.00	$ 16,286.00	$ 17,212.00	$ 16,218.00	$ 16,303.00	$ 15,792.00	$ 15,154.00	$ 13,930.00	$ 12,866.00	$ 11,727.00	$ 11,897.00	$ 11,685.00	$ 11,301.00	$ 10,642.00	$ 10,503.00	$ 11,730.00	$ 11,461.00	$ 11,089.00	$ 11,378.00	$ 10,825.00	$ 10,306.00	$ 9,880.00	$ 9,568.00	$ 8,839.00	$ 9,582.00	$ 8,904.00	$ 9,313.00
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value																																																													38,774.00	35,860.00	32,324.00	33,766.00	32,972.00	31,139.00	29,860.00	27,009.00	24,181.00	25,000.00	22,990.00	21,387.00	19,883.00	20,904.00	24,916.00	26,116.00	23,523.00	23,387.00	21,545.00	20,292.00	18,094.00	16,610.00	13,780.00	17,138.00	15,713.00	15,451.00	14,813.00	13,034.00	15,072.00	13,993.00	13,529.00	13,632.00	12,783.00	12,235.00	11,868.00	11,189.00	10,777.00	10,377.00	10,129.00	9,994.00
S G Trend Index [Member]
Account Value [Line Items]
Accumulated Value																																																													12,594.00	12,594.00	13,339.00	13,991.00	13,951.00	14,824.00	15,307.00	13,631.00	14,360.00	14,230.00	13,172.00	14,211.00	15,130.00	14,391.00	13,132.00	11,159.00	11,304.00	10,985.00	10,636.00	10,229.00	9,429.00	9,543.00	9,845.00	9,625.00	10,014.00	9,467.00	9,066.00	8,812.00	9,284.00	9,094.00	9,218.00	9,589.00	8,903.00	8,838.00	9,302.00	9,382.00	9,819.00	10,184.00	10,311.00	9,996.00
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value																																																													$ 12,019.00	$ 11,780.00	$ 11,639.00	$ 11,324.00	$ 11,682.00	$ 11,105.00	$ 11,098.00	$ 11,185.00	$ 10,471.00	$ 10,820.00	$ 10,913.00	$ 10,599.00	$ 10,404.00	$ 10,923.00	$ 11,461.00	$ 12,184.00	$ 12,182.00	$ 12,176.00	$ 11,957.00	$ 12,375.00	$ 12,292.00	$ 12,217.00	$ 11,873.00	$ 11,510.00	$ 11,490.00	$ 11,235.00	$ 10,899.00	$ 10,588.00	$ 10,417.00	$ 10,415.00	$ 10,432.00	$ 10,586.00	$ 10,545.00	$ 10,457.00	$ 10,308.00	$ 10,224.00	$ 10,538.00	$ 10,490.00	$ 10,263.00	$ 9,961.00
Longboard Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	$ 20,381.00	$ 19,638.00	$ 19,409.00	$ 19,530.00	$ 20,435.00	$ 21,340.00	$ 19,827.00	$ 19,652.00	$ 18,814.00	$ 19,017.00	$ 17,288.00	$ 16,478.00	$ 16,086.00	$ 16,998.00	$ 15,557.00	$ 16,092.00	$ 16,705.00	$ 17,189.00	$ 15,821.00	$ 16,874.00	$ 17,271.00	$ 17,914.00	$ 17,898.00	$ 18,313.00	$ 17,821.00	$ 18,079.00	$ 17,892.00	$ 17,330.00	$ 16,686.00	$ 15,856.00	$ 15,259.00	$ 14,978.00	$ 13,890.00	$ 12,837.00	$ 13,761.00	$ 12,930.00	$ 12,766.00	$ 12,825.00	$ 11,830.00	$ 11,596.00	$ 10,964.00	$ 11,318.00	$ 12,759.00	$ 12,600.00	$ 12,441.00	$ 12,044.00	$ 12,895.00	$ 12,869.00	$ 11,743.00	$ 11,367.00	$ 11,204.00	$ 10,704.00	$ 10,203.00	$ 9,741.00	$ 9,560.00	$ 10,264.00	$ 9,510.00	$ 9,620.00	$ 9,892.00	$ 10,290.00
Longboard Fund Class I S And P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	38,585.00	36,487.00	33,959.00	32,166.00	34,537.00	34,422.00	32,811.00	31,364.00	29,914.00	29,714.00	27,329.00	25,709.00	24,064.00	25,677.00	23,336.00	22,878.00	22,620.00	22,584.00	19,786.00	22,720.00	22,674.00	24,794.00	24,644.00	24,875.00	23,408.00	23,825.00	22,742.00	21,440.00	19,989.00	19,445.00	18,006.00	17,462.00	16,207.00	13,713.00	17,048.00	16,555.00	15,637.00	15,597.00	14,363.00	14,741.00	14,010.00	14,258.00	14,999.00	14,443.00	13,840.00	13,463.00	14,342.00	13,416.00	12,720.00	12,425.00	12,099.00	10,275.00	11,346.00	10,919.00	10,725.00	10,708.00	10,300.00	10,079.00	9,452.00	10,105.00
Longboard Fund Class I S G Trend Index [Member]
Account Value [Line Items]
Accumulated Value	12,538.00	11,542.00	11,374.00	12,230.00	12,848.00	12,641.00	12,791.00	13,264.00	13,966.00	14,035.00	12,654.00	12,539.00	13,166.00	12,842.00	12,787.00	12,077.00	12,850.00	13,059.00	13,872.00	12,613.00	12,864.00	12,040.00	10,589.00	10,181.00	10,364.00	10,131.00	10,298.00	9,751.00	9,308.00	8,799.00	8,645.00	9,018.00	8,904.00	9,027.00	8,903.00	8,873.00	9,181.00	9,098.00	8,448.00	8,312.00	7,820.00	8,003.00	8,512.00	8,270.00	8,251.00	8,451.00	9,306.00	8,667.00	8,163.00	8,206.00	8,414.00	11,810.00	8,502.00	8,546.00	9,003.00	9,498.00	8,862.00	9,454.00	9,509.00	9,368.00
Longboard Fund Class I Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value	$ 11,981.00	$ 11,711.00	$ 11,564.00	$ 11,602.00	$ 11,348.00	$ 11,476.00	$ 11,645.00	$ 11,328.00	$ 10,966.00	$ 11,062.00	$ 11,118.00	$ 10,738.00	$ 10,437.00	$ 10,778.00	$ 10,824.00	$ 10,878.00	$ 10,890.00	$ 10,613.00	$ 10,370.00	$ 11,154.00	$ 11,061.00	$ 11,424.00	$ 11,883.00	$ 12,176.00	$ 12,143.00	$ 12,273.00	$ 12,052.00	$ 11,919.00	$ 12,247.00	$ 12,318.00	$ 12,253.00	$ 12,360.00	$ 12,101.00	$ 11,835.00	$ 11,694.00	$ 11,482.00	$ 11,453.00	$ 11,224.00	$ 11,060.00	$ 10,864.00	$ 10,666.00	$ 10,363.00	$ 10,384.00	$ 10,384.00	$ 10,395.00	$ 10,398.00	$ 10,431.00	$ 10,504.00	$ 10,512.00	$ 10,468.00	$ 10,434.00	$ 8,529.00	$ 10,212.00	$ 10,177.00	$ 10,504.00	$ 10,522.00	$ 10,272.00	$ 10,230.00	$ 10,065.00	$ 9,961.00